UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam PanAgora ESG Emerging Markets Equity ETF
PPEM | NYSE Arca, Inc.	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam PanAgora ESG Emerging Markets Equity ETF for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam PanAgora ESG Emerging Markets Equity ETF	$35	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$52,358,754
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam PanAgora ESG Emerging Markets Equity ETF	PAGE 1	39493-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
PanAgora ESG Emerging Markets Equity ETF
Financial Statements and Other Important Information
Semi-Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
October 31, 2025
 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 13.1%
Diversified Telecommunication Services — 1.9%
Saudi Telecom Co.	67,050	$807,754
Telekom Malaysia Bhd	94,400	164,546
Total Diversified Telecommunication Services		972,300
Entertainment — 2.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	6,600	19,244
NetEase Inc., ADR	7,281	1,020,068
Tencent Music Entertainment Group, ADR	2,591	57,831
Total Entertainment		1,097,143
Interactive Media & Services — 5.7%
Kakao Corp.	7,119	325,283
Tencent Holdings Ltd.	32,888	2,662,173
Total Interactive Media & Services		2,987,456
Wireless Telecommunication Services — 3.4%
Advanced Info Service PCL, NVDR	39,600	369,853
America Movil SAB de CV	420,200	479,266
Etihad Etisalat Co.	11,380	205,582
Far EasTone Telecommunications Co. Ltd.	120,000	361,081
PLDT Inc.	6,065	115,426
TIM SA	56,200	253,738
Total Wireless Telecommunication Services		1,784,946

Total Communication Services		6,841,845
Consumer Discretionary — 11.0%
Automobiles — 2.0%
Bajaj Auto Ltd.	4,462	446,973
Hero MotoCorp Ltd.	10,003	624,714
Total Automobiles		1,071,687
Broadline Retail — 5.4%
Alibaba Group Holding Ltd., ADR	10,941	1,864,675
Falabella SA	61,638	386,811
Naspers Ltd., Class N Shares	4,072	286,544
Vipshop Holdings Ltd., ADR	16,238	284,003
Total Broadline Retail		2,822,033
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	41,000	106,074
Hotels, Restaurants & Leisure — 0.6%
Meituan, Class B Shares	25,200	330,787 *(a)
Household Durables — 1.8%
Coway Co. Ltd.	3,573	223,697
See Notes to Financial Statements.
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	24,800	$138,385
LG Electronics Inc.	9,037	555,635
Total Household Durables		917,717
Specialty Retail — 1.0%
Petronas Dagangan Bhd	20,800	112,642
Vibra Energia SA	91,900	406,550
Total Specialty Retail		519,192

Total Consumer Discretionary		5,767,490
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.3%
99 Speed Mart Retail Holdings Bhd	84,800	63,377
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	26,200	89,815
Total Consumer Staples Distribution & Retail		153,192
Food Products — 1.4%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	45,100	173,535
Marico Ltd.	45,013	365,063
Want Want China Holdings Ltd.	282,000	182,180
Total Food Products		720,778

Total Consumer Staples		873,970
Energy — 2.2%
Energy Equipment & Services — 0.6%
ADNOC Drilling Co. PJSC	32,899	49,981
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	36,599	256,885
Total Energy Equipment & Services		306,866
Oil, Gas & Consumable Fuels — 1.6%
Adnoc Gas PLC	528,030	501,729
Petronet LNG Ltd.	34,130	108,132
Reliance Industries Ltd.	13,892	232,610
Total Oil, Gas & Consumable Fuels		842,471

Total Energy		1,149,337
Financials — 21.4%
Banks — 13.8%
Abu Dhabi Commercial Bank PJSC	37,577	147,527
Banco Santander Chile	2,380,276	172,154
Bank Central Asia Tbk PT	1,419,800	727,829
China Construction Bank Corp., Class H Shares	345,000	341,868
China Minsheng Banking Corp. Ltd., Class A Shares	756,200	415,063
E.Sun Financial Holding Co. Ltd.	736,362	712,624
First Abu Dhabi Bank PJSC	166,851	792,246
See Notes to Financial Statements.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Grupo Financiero Banorte SAB de CV, Class O Shares	86,800	$816,911
Hana Financial Group Inc.	18,136	1,088,351
HDFC Bank Ltd.	46,936	522,015
ICICI Bank Ltd.	14,043	212,817
IDBI Bank Ltd.	75,623	88,426
KB Financial Group Inc.	9,439	772,478
Komercni Banka AS	4,485	229,662
Ping An Bank Co. Ltd., Class A Shares	127,200	202,131
Total Banks		7,242,102
Capital Markets — 2.1%
B3 SA - Brasil Bolsa Balcao	300,200	706,425
Guosen Securities Co. Ltd., Class A Shares	19,700	38,827
Huatai Securities Co. Ltd., Class A Shares	26,300	80,189
Huatai Securities Co. Ltd., Class H Shares	44,200	111,146 (a)
Investec Ltd.	8,141	61,236
Sinolink Securities Co. Ltd., Class A Shares	59,500	82,523
Total Capital Markets		1,080,346
Insurance — 5.5%
Cathay Financial Holding Co. Ltd.	375,000	780,717
DB Insurance Co. Ltd.	4,166	370,766
General Insurance Corp. of India	15,670	66,054 (a)
People’s Insurance Co. Group of China Ltd., Class H Shares	778,000	698,849
PICC Property & Casualty Co. Ltd., Class H Shares	106,000	250,453
Powszechny Zaklad Ubezpieczen SA	43,357	693,383
Total Insurance		2,860,222

Total Financials		11,182,670
Health Care — 3.2%
Health Care Equipment & Supplies — 0.1%
Abbott India Ltd.	187	61,079
Health Care Providers & Services — 0.9%
Bangkok Dusit Medical Services PCL, NVDR	490,800	286,875
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	23,400	86,589
Huadong Medicine Co. Ltd., Class A Shares	21,900	127,829
Total Health Care Providers & Services		501,293
Life Sciences Tools & Services — 1.7%
WuXi AppTec Co. Ltd., Class H Shares	42,100	588,383 (a)
Wuxi Biologics Cayman Inc.	61,000	284,175 *(a)
Total Life Sciences Tools & Services		872,558
Pharmaceuticals — 0.5%
China Medical System Holdings Ltd.	73,000	126,168
See Notes to Financial Statements.
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Yunnan Baiyao Group Co. Ltd., Class A Shares	18,000	$143,169
Total Pharmaceuticals		269,337

Total Health Care		1,704,267
Industrials — 4.8%
Aerospace & Defense — 2.0%
Bharat Electronics Ltd.	220,545	1,058,611
Air Freight & Logistics — 0.2%
Sinotrans Ltd., Class A Shares	116,400	109,969
Electrical Equipment — 0.3%
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	6,200	19,504
Zhejiang Chint Electrics Co. Ltd., Class A Shares	24,400	98,270
Total Electrical Equipment		117,774
Machinery — 1.4%
Doosan Bobcat Inc.	5,343	226,133
Sinotruk Hong Kong Ltd.	53,000	177,063
Weichai Power Co. Ltd., Class A Shares	163,007	342,325
Total Machinery		745,521
Trading Companies & Distributors — 0.4%
BOC Aviation Ltd.	10,100	88,515 (a)
Xiamen C & D Inc., Class A Shares	69,700	99,703
Total Trading Companies & Distributors		188,218
Transportation Infrastructure — 0.5%
Motiva Infraestrutura de Mobilidade SA	92,900	274,213

Total Industrials		2,494,306
Information Technology — 32.0%
Electronic Equipment, Instruments & Components — 4.9%
Delta Electronics Inc.	46,733	1,512,616
Foxconn Industrial Internet Co. Ltd., Class A Shares	65,587	662,904
Hon Hai Precision Industry Co. Ltd.	31,000	259,670
Shengyi Technology Co. Ltd., Class A Shares	11,400	102,900
Total Electronic Equipment, Instruments & Components		2,538,090
IT Services — 1.8%
HCL Technologies Ltd.	39,452	685,078
Mphasis Ltd.	6,251	194,661
Tech Mahindra Ltd.	4,243	68,082
Total IT Services		947,821
Semiconductors & Semiconductor Equipment — 18.7%
OmniVision Integrated Circuits Group Inc.	9,197	168,754
SK Hynix Inc.	5,964	2,339,973
See Notes to Financial Statements.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd.	149,655	$7,302,381
Total Semiconductors & Semiconductor Equipment		9,811,108
Technology Hardware, Storage & Peripherals — 6.6%
Asustek Computer Inc.	34,394	779,826
GRG Banking Equipment Co. Ltd., Class A Shares	12,500	22,548
IEIT Systems Co. Ltd., Class A Shares	16,798	153,817
Lenovo Group Ltd.	429,065	627,263
Samsung Electronics Co. Ltd.	25,004	1,886,598
Total Technology Hardware, Storage & Peripherals		3,470,052

Total Information Technology		16,767,071
Materials — 5.1%
Chemicals — 1.0%
Coromandel International Ltd.	11,356	271,788
Pidilite Industries Ltd.	13,733	223,481
Total Chemicals		495,269
Construction Materials — 0.5%
China National Building Material Co. Ltd., Class H Shares	388,000	275,126
Metals & Mining — 3.6%
CMOC Group Ltd., Class H Shares	366,000	792,237
Gold Fields Ltd., ADR	26,734	1,026,853
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	92,900	60,120
Total Metals & Mining		1,879,210

Total Materials		2,649,605
Real Estate — 1.4%
Real Estate Management & Development — 1.4%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	88,500	117,402
China Resources Land Ltd.	170,500	615,688

Total Real Estate		733,090
Utilities — 2.8%
Electric Utilities — 2.3%
Power Grid Corp. of India Ltd.	369,539	1,199,518
Gas Utilities — 0.5%
China Resources Gas Group Ltd.	64,900	178,400
ENN Natural Gas Co. Ltd., Class A Shares	40,700	111,525
Total Gas Utilities		289,925

Total Utilities		1,489,443
Total Common Stocks (Cost — $39,104,057)		51,653,094
See Notes to Financial Statements.
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 0.3%
Utilities — 0.3%
Electric Utilities — 0.3%
Cia Paranaense de Energia - Copel, Class B Shares (Cost — $135,664)	3.149%	67,100	$173,613
Total Investments before Short-Term Investments (Cost — $39,239,721)			51,826,707

Short-Term Investments — 0.5%
Putnam Government Money Market Fund, Class P Shares (Cost — $281,206)	3.920%	281,206	281,206 (b)(c)
Total Investments — 99.5% (Cost — $39,520,927)			52,107,913
Other Assets in Excess of Liabilities — 0.5%			250,841
Total Net Assets — 100.0%			$52,358,754

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $281,206 and the cost was $281,206 (Note 6).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Private Joint Stock Company
See Notes to Financial Statements.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $39,239,721)	$51,826,707
Investments in affiliated securities, at value (Cost — $281,206)	281,206
Foreign currency, at value (Cost — $571,027)	570,926
Receivable for securities sold	6,393,343
Dividends receivable from unaffiliated investments	32,584
Dividends receivable from affiliated investments	558
Total Assets	59,105,324
Liabilities:
Payable for securities purchased	6,663,143
Accrued foreign capital gains tax	56,807
Investment management fee payable	26,620
Total Liabilities	6,746,570
Total Net Assets	$52,358,754
Net Assets:
Paid-in capital	$37,524,420
Total distributable earnings (loss)	14,834,334
Total Net Assets	$52,358,754
Shares Outstanding	1,875,000
Net Asset Value	$27.92
See Notes to Financial Statements.
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended October 31, 2025

Investment Income:
Dividends from unaffiliated investments	$801,506
Dividends from affiliated investments	6,653
Less: Foreign taxes withheld	(103,306)
Total Investment Income	704,853
Expenses:
Investment management fee (Note 2)	152,862
Total Expenses	152,862
Less: Fee waivers and/or expense reimbursements (Note 2)	(328)
Net Expenses	152,534
Net Investment Income	552,319
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,546,083 †
Foreign currency transactions	(19,463)
Net Realized Gain	2,526,620
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	9,005,778 ‡
Foreign currencies	1,514
Change in Net Unrealized Appreciation (Depreciation)	9,007,292
Net Gain on Investments and Foreign Currency Transactions	11,533,912
Increase in Net Assets From Operations	$12,086,231

†	Net of foreign capital gains tax of $9,397.
‡	Net of change in accrued foreign capital gains tax of $13,674.
See Notes to Financial Statements.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2025 (unaudited) and the Year Ended April 30, 2025	October 31	April 30
Operations:
Net investment income	$552,319	$693,137
Net realized gain (loss)	2,526,620	(20,001)
Change in net unrealized appreciation (depreciation)	9,007,292	2,461,188
Increase in Net Assets From Operations	12,086,231	3,134,324
Distributions to Shareholders From (Note 1):
Total distributable earnings	—	(1,126,290)
Decrease in Net Assets From Distributions to Shareholders	—	1,126,290
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (175,000 and 900,000 shares issued, respectively)	4,283,826	19,262,158
Cost of shares repurchased (275,000 and 150,000 shares repurchased, respectively)	(7,180,215)	(3,214,215)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,896,389)	16,047,943
Increase in Net Assets	9,189,842	18,055,977
Net Assets:
Beginning of period	43,168,912	25,112,935
End of period	$52,358,754	$43,168,912
See Notes to Financial Statements.
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1,3]
Net asset value, beginning of period	$21.86	$20.50	$19.44	$20.00
Income (loss) from operations:
Net investment income	0.28	0.45	0.42	0.08
Net realized and unrealized gain (loss)	5.78	1.59	1.03	(0.64)
Total income (loss) from operations	6.06	2.04	1.45	(0.56)
Less distributions from:
Net investment income	—	(0.34)	(0.39)	—
Net realized gains	—	(0.34)	—	—
Total distributions	—	(0.68)	(0.39)	—
Net asset value, end of period	$27.92	$21.86	$20.50	$19.44
Total return, based on NAV[4]	28.20%	10.08%	7.54%	(2.80)%[5]
Net assets, end of period (000s)	$52,359	$43,169	$25,113	$18,469
Ratios to average net assets:
Gross expenses	0.60%[6]	0.60%	0.60%	0.17%[5]
Net expenses[7,8]	0.60 [6]	0.60	0.60	0.17 [5]
Net investment income	2.17 [6]	2.06	2.16	0.41 [5]
Portfolio turnover rate	53%	90%[9]	87%[9]	45%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]	For the period January 19, 2023 (inception date) to April 30, 2023.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Not annualized.
[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Putnam PanAgora ESG Emerging Markets Equity ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$51,653,094	—	—	$51,653,094
Preferred Stocks	173,613	—	—	173,613
Total Long-Term Investments	51,826,707	—	—	51,826,707
Short-Term Investments†	281,206	—	—	281,206
Total Investments	$52,107,913	—	—	$52,107,913

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least quarterly. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of October 31, 2025, there were $56,807 of capital gains tax liabilities accrued on unrealized gains.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Putnam Investment Management, LLC (“Putnam Management”) is the Fund’s investment manager and PanAgora Asset Management, Inc. (“PanAgora”) is the Fund’s subadviser. Putnam Management is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays its investment manager an annual all-inclusive management fee of 0.60% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Putnam Management has retained PanAgora as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, PanAgora is authorized by the Trustees
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
to make investment decisions for the assets of the Fund as determined by Putnam Management. Putnam Management pays a quarterly subadvisory fee to PanAgora for its services at an annual rate of  0.21% of the average net assets of the Fund.
Under an agreement with  Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $328, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$26,274,801
Sales	29,108,091
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$39,520,927	$13,289,212	$(702,226)	$12,586,986

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
During the six months ended October 31, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended October 31, 2025. The following transactions were effected in such company for the six months ended October 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$74,420	$3,726,935	3,726,935	$3,520,149	3,520,149

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Putnam Government Money Market Fund, Class P Shares	—	$6,653	—	$281,206
Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the six months ended October 31, 2025.
8. Capital loss carryforward
As of April 30, 2025, the Fund had capital loss carryforward remaining, which have no expiration date, of $310,361, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Putnam PanAgora ESG Emerging Markets Equity ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Putnam PanAgora ESG Emerging Markets Equity ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”) and a subadvisory agreement between the Advisor and PanAgora Asset Management, Inc. (“PanAgora” or the “Subadvisor”) (collectively, the “Management Contracts”). Though previously an affiliate of your fund’s Advisor, PanAgora is no longer an affiliate of the Advisor following the consummation of the transaction in 2024 whereby Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”) acquired the Advisor and certain of its affiliates (other than PanAgora).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and the Subadvisor. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that (1) the Advisor and (2) PanAgora, each furnish specified information, together with any additional information the Advisor and/or PanAgora considered relevant, to the Contract Committee. Over the course of several months ending in June 2025, the Contract Committee met on multiple occasions with representatives of the Advisor and PanAgora, and separately in executive session, to consider the information that the Advisor and PanAgora, as applicable, provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process

Putnam PanAgora ESG Emerging Markets Equity ETF

undertaken by the Contract Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
•  That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor and PanAgora in providing services to the fund and the application of certain reductions and waivers noted below;
•  That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders, the Advisor and PanAgora of any economies of scale that may exist in the management of the fund at current asset levels;
•  That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds (one of which is your fund) have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
Putnam PanAgora ESG Emerging Markets Equity ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 60 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates and PanAgora from their contractual relationships with the funds. In this regard, the Trustees reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in

Putnam PanAgora ESG Emerging Markets Equity ETF

place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the Advisor and PanAgora of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor and PanAgora represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor and PanAgora under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s and PanAgora’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor and PanAgora generally provide a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality
Putnam PanAgora ESG Emerging Markets Equity ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end 2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th, 22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.

Putnam PanAgora ESG Emerging Markets Equity ETF

In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year period ended December 31, 2024 and over the period from the fund’s commencement of operations through December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over both periods. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in 2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor and PanAgora may receive in connection with the services they provide under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to PanAgora in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance PanAgora’s investment capabilities and supplement PanAgora’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
Putnam PanAgora ESG Emerging Markets Equity ETF

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Putnam
PanAgora ESG Emerging Markets Equity ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Putnam Investment Management, LLC
Subadviser
PanAgora Asset Management, Inc.
Administrative manager
Franklin Templeton Services, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Putnam PanAgora ESG Emerging Markets Equity ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam PanAgora ESG Emerging Markets Equity ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam PanAgora ESG Emerging Markets Equity ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39493-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025